Related party balances	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party balances

21. Related party balances

Related party balances

The amount due to a related party consisted of the following:

		As of June 30,
Name	Relationship	2024	2025	2025
		GBP	GBP	US$
Mr. Michael Lau	Executive Director and Chief Technology Officer	3,291	337,547	463,155

The above amounts were unsecured, non-interest bearing and repayable on demand. The amounts were non-trade in nature.

The loan from a related party consisted of the following:

Name	Relationship	As of June 30, 2024	As of June 30, 2025	As of June 30, 2025
		GBP	GBP	US$
Mr. Kevin Cox	Executive Director and Chief Executive Officer	671,809	-	-

The amount due to Mr. Kevin Cox amounted to GBP671,809 as of June 30, 2024, is interest bearing at 20% per annum, repayable on a monthly basis and non-trade in nature. On September 24, 2024, Mr. Cox agreed to waive approximately GBP377,229 of the amount owed to him. It was recorded as a shareholder contribution and credited to the additional paid-in capital.

Related party transaction

The related party transaction was as follows:

			For the years ended June 30,
Name	Relationship	Nature	2023	2024	2025	2025
			GBP	GBP	GBP	US$
Mr. Kevin Cox	Executive Director and Chief Executive Officer	Interest expense on loan from a director	-	50,325	16,828	23,090

Preferred Shares exchanged for amounts due to related parties

There were amount due to Mr. Michael Lau and Mr. Kevin Cox of GBP2,273,863 exchanged to Preferred Shares during the year ended June 30, 2024. Please refer to note 23 for the details.

Sale of Preferred Shares for cash

In April 2024, the Company offered its shareholders, pro rata, the right to acquire an aggregate of 120,000 Preferred Shares for cash at approximately GBP1.978 per share, or in aggregate GBP237,342. Please refer to note 23 for the details.

Disposal of a subsidiary

On March 25, 2025, EGHL transferred all of the issued and outstanding shares of GAI to Mr. Michael Lau for consideration of HKD$1. As of disposal date, the net liabilities disposed of equals to GBP303,013. The Company has recognized gain of GBP303,012 (US$415,768) for the year ended June 30, 2025.